Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 - PROPERTY AND EQUIPMENT, NET

	December 31
	2024	2023
Cost:
Laboratory equipment	$2,135	$1,979
Production equipment	1,885	1,769
Greenhouse equipment	772	771
Computer and electronic equipment	351	306
Office furniture	280	266
Leasehold improvements	3,650	3,503
Vehicles	241	241
	9,314	8,835
Less:
Accumulated depreciation	(7,024)	(6,046)
Property and Equipment, net	$2,290	$2,789

Depreciation expenses totaled $981, $1,045 and $1,036 for the years ended December 31, 2024, 2023 and 2022, respectively.

During the year ended December 31, 2024, 2023 and 2022, the Company disposed of property and equipment in the net amount of $1, $86 and $7, respectively.